Gross Unrealized Holding Losses and Fair values of Available-for-Sale and Held-to-Maturities Securities (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 Available-for-sale securities Current USD ($)	Mar. 31, 2012 Available-for-sale securities Current JPY (¥)	Mar. 31, 2011 Available-for-sale securities Current JPY (¥)	Mar. 31, 2012 Available-for-sale securities Current Corporate debt securities USD ($)	Mar. 31, 2012 Available-for-sale securities Current Corporate debt securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Current Corporate debt securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities Current Mutual funds USD ($)	Mar. 31, 2012 Available-for-sale securities Current Mutual funds JPY (¥)	Mar. 31, 2011 Available-for-sale securities Current Mutual funds JPY (¥)	Mar. 31, 2012 Available-for-sale securities Noncurrent Equity securities USD ($)	Mar. 31, 2012 Available-for-sale securities Noncurrent Equity securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Noncurrent Equity securities JPY (¥)	Mar. 31, 2012 Held-to-maturity debt securities Current Corporate debt securities USD ($)	Mar. 31, 2012 Held-to-maturity debt securities Current Corporate debt securities JPY (¥)	Mar. 31, 2011 Held-to-maturity debt securities Noncurrent Corporate debt securities JPY (¥)
Available for Sale and Held to Maturity [Line Items]
Fair Value	$ 17,643	¥ 1,454,000	¥ 682,000	$ 13,821	¥ 1,139,000	¥ 673,000	$ 3,822	¥ 315,000	¥ 9,000	$ 1,456	¥ 120,000	¥ 6,009,000	$ 2,997	¥ 247,000	¥ 259,000
Gross Unrealized Loss	$ 789	¥ 65,000	¥ 29,000	$ 740	¥ 61,000	¥ 27,000	$ 49	¥ 4,000	¥ 2,000	$ 170	¥ 14,000	¥ 516,000	$ 36	¥ 3,000	¥ 2,000